BUSINESS SEGMENT INFORMATION (TABLES)	12 Months Ended
Dec. 31, 2012
Business Segment Information Tables [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012	2011	2010

	(In Millions)

Segment revenues:
Insurance	$6,443	$15,140	$8,511
Investment Management(1)	2,738	2,750	2,959
Consolidation/elimination	(21)	(18)	(29)
Total Revenues	$9,160	$17,872	$11,441

	2012	2011	2010

	(In Millions)

Segment earnings (loss) from continuing operations, before income taxes:
Insurance	$(132)	$4,284	$2,846
Investment Management(2)	190	(164)	400
Consolidation/elimination	0	4	2
Total Earnings (Loss) from Continuing Operations, before Income Taxes	$58	$4,124	$3,248

	December 31,
	2012	2011

	(In Millions)

Segment assets:
Insurance	$164,201	$153,099
Investment Management	12,647	11,811
Consolidation/elimination	(5)	(2)
Total Assets	$176,843	$164,908